Provision for contingencies (Detils Text) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 760,947	R$ 635,515
Tax contingent liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	293,264	266,957
Labor Contingent Liability
Disclosure of contingent liabilities [line items]
Possible losses, for which no provision was recognized	R$ 190,709	R$ 133,286